VAN KAMPEN
                               FOREIGN SECURITIES
                                      FUND


                               Semi-Annual Report
                                 June 30, 1998


                                   VAN KAMPEN
                                     FUNDS

                       Van Kampen Foreign Securities Fund
                            Portfolio of Investments

                           June 30, 1998 (Unaudited)


         Description                                               Market Value


         SHORT-TERM INVESTMENT  223.1%
         REPURCHASE AGREEMENT
         DLJ ($110,000 par collateralized by U.S. Government         $   110,000
         obligations in a pooled cash account, dated 06/30/98,
         to be sold on 07/01/98 at $110,017
          (Cost $110,000)

         FOREIGN CURRENCY  4.7%                                            2,310
          (Cost $2,365)

         LIABILITIES IN EXCESS OF OTHER ASSETS (127.8%)                  (63,014)
                                                                      ----------
         NET ASSETS 100.0%                                           $    49,296
                                                                      ==========



                                       1       See Notes to Financial Statements

                       Van Kampen Foreign Securities Fund

                      Statement of Assets and Liabilities
                           June 30, 1998 (Unaudited)


ASSETS:


         Total Investments (Cost $110,000)                            $ 110,000
         Cash                                                             4,846
         Foreign Currency (Cost $2,365)                                   2,310
         Interest Receivable                                             19,351
         Unamortized Organizational Costs                                39,225
                                                                      ---------
                           Total Assets                                 175,732
                                                                      ---------
LIABILITIES:

         Payables:
                  Organizational Costs                                   65,000
                  Distributor and Affiliates                              6,693
         Accrued Expenses                                                36,025
         Trustees' Deferred Compensation and Retirement Plans            18,718
                                                                      ---------
                           Total Liabilities                            126,436
                                                                      ---------

NET ASSETS                                                            $  49,296
                                                                      =========
NET ASSETS CONSIST OF:
         Capital                                                      $  85,473
         Accumulated Net Realized Loss                                     (371)
         Net Unrealized Depreciation                                     (2,613)
         Accumulated Net Investment Loss                                (33,193)
                                                                      ---------
NET ASSETS                                                            $  49,296
                                                                      =========

Net Asset Value, Offering Price and Redemption Price
Per Share (Based on net assets of $49,296 and 10,000
shares of beneficial interest issued and outstanding)                $     4.93
                                                                      =========


                                       2       See Notes to Financial Statements

                       Van Kampen Foreign Securities Fund

                            Statement of Operations
               For the Six Months Ended June 30,1998 (Unaudited)


INVESTMENT INCOME:


         Interest                                                      $  3,563
                                                                        -------
EXPENSES:
         Amortization of Organizational Costs                             6,444
         Audit                                                            5,990
         Accounting                                                       2,172
         Shareholder Services                                             1,982
         Legal                                                              354
         Other                                                              963
                                                                        -------
                           Total Expenses                                17,905
                                                                        -------

NET INVESTMENT LOSS                                                    $(14,342)
                                                                        =======
REALIZED AND UNREALIZED GAIN/LOSS:

         Net Realized Loss                                             $   (371)
                                                                        -------
         Unrealized Appreciation/Depreciation:
                  Beginning of the Period                                (2,856)
                  End of the Period:
                           Foreign Currency Translation                  (2,613)
                                                                        -------
         Net Unrealized Appreciation During the Period                      243
                                                                        -------

NET REALIZED AND UNREALIZED LOSS                                       $   (128)
                                                                        =======

NET DECREASE IN NET ASSETS FROM OPERATIONS                             $(14,470)
                                                                        =======


                                       3       See Notes to Financial Statements

                       Van Kampen Foreign Securities Fund

                       Statement of Changes in Net Assets
  For the Six Months Ended June 30, 1998 and the Year Ended December 31, 1997
                                  (Unaudited)


                                                                             Six Months Ended      Year Ended
                                                                                June 30, 1998      December 31, 1997
FROM INVESTMENT ACTIVITIES:


         Operations:
                  Net Investment Loss                                            $    (14,342)   $    (35,627)
                  Net Realized Gain/Loss                                                 (371)      1,778,473
                  Net Unrealized Appreciation/Depreciation During the Period              243      (2,490,635)
                                                                                  -----------     -----------
                  Change in Net Assets from Operations                                (14,470)       (747,789)

         Distributions from Net Realized Gain                                               0          (8,725)
                                                                                  -----------     -----------
         NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                          (14,470)       (756,514)
                                                                                  -----------     -----------
FROM CAPITAL TRANSACTIONS:

         Proceeds from Shares Sold                                                          0               0
         Net Asset Value of Shares Issued Through Dividend Reinvestment                     0               0
         Cost of Shares Repurchased                                                         0     (43,744,062)
                                                                                  -----------     -----------

         NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                 0     (43,744,062)
                                                                                  -----------     -----------

TOTAL DECREASE IN NET ASSETS                                                          (14,470)    (44,500,576)

NET ASSETS:
         Beginning of the Period                                                       63,766      44,564,342
                                                                                  -----------     -----------

         End of the Period (Including accumulated net investment loss
                  of $33,193 and $18,851, respectively)                          $     49,296    $     63,766
                                                                                  ===========     ===========


                                       4       See Notes to Financial Statements

                       Van Kampen Foreign Securities Fund

                              Financial Highlights
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)


                                                                                                                        July 1, 1996
                                                                                                                       (Commencement
                                                                                                                       of Investment
                                                              Six Months Ended               Year Ended              Operations) to
                                                                 June 30, 1998      December 31, 1997 (a)         December 31, 1996


Net Asset Value, Beginning of the Period                          $         6.377     $        10.400            $     10.000
                                                                   --------------      --------------             -----------

         Net Investment Income/Loss                                        (1.434)             (0.652)                   .052
         Net Realized and Unrealized Gain/Loss                             (0.013)             (2.498)                   .413
                                                                   --------------      --------------             -----------

Total from Investment Operations                                           (1.447)             (3.150)                   .465
                                                                   --------------      --------------             -----------

Less:
   Distributions from and in Excess of Net Investment Income                0.000               0.000                   0.065
   Distributions from Net Realized Gain                                     0.000               0.873                   0.000
                                                                   --------------      --------------             -----------

Total Distributions                                                         0.000               0.873                   0.065
                                                                   --------------      --------------             -----------

Net Asset Value, End of the Period                                $         4.930    $          6.377            $     10.400
                                                                   ==============      ==============             ===========

Total Return                                                              -22.73%*            -30.26%                   4.65%*

Net Assets at End of the Period (In thousands)                             $49.3               $63.8                $44,564.3

Ratio of Expenses to Average Net Assets                                    63.76%               4.63%                    0.45%

Ratio of Net Investment Income to Average Net Assets                      -51.07%              -1.36%                    0.70%

Portfolio Turnover                                                             0%*                 1%                      76%*

(a) Based on average month-end shares outstanding.

* Non-Annualized

                                       5       See Notes to Financial Statements


                       VAN KAMPEN FOREIGN SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES
Van Kampen Foreign Securities Fund, formerly known as the Van Kampen American Capital Foreign Securities Fund, (the "Fund") is organized as a Delaware business trust and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any country. The Fund commenced investment operations on July 1, 1996.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sale price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with the procedures established in good faith by the Board of Trustees.
Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. CURRENCY TRANSLATION - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.

E. ORGANIZATIONAL COSTS - The Fund will reimburse Van Kampen Inc. or its affiliates (collectively "Van Kampen") for costs incurred in connection with the Fund's organization in the amount of $65,000. These costs are being amortized on a straight-line basis over the 60 month period ended June 30, 2001. The advisor has agreed that in the event any of the initial shares of the Fund originally purchased by Van Kampen are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

F. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.
      At June 30, 1998, for federal income tax purposes, cost of short-term investments, including foreign currency, is $112,365; the aggregate gross unrealized appreciation is $30 and the aggregate gross unrealized depreciation is $85, resulting in net unrealized depreciation of $55.

G. DISTRIBUTION OF INCOME AND GAINS - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.
      For the six months ended June 30, 1998, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
      For the six months ended June 30, 1998, the Fund recognized expenses of approximately $2,500 representing Van Kampen's cost of providing accounting and legal services to the Fund.
      Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 1998, the Fund recognized expenses of approximately $2,000. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

                       VAN KAMPEN FOREIGN SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 1998 (UNAUDITED)

      Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.
      The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
      At June 30, 1998, Van Kampen owned 10,000 shares representing 100% of the outstanding shares.

3.  CAPITAL TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares of beneficial interest with par value of $.01 per shares. Fund shares are only available for purchase by Funds for which Van Kampen serves as investment adviser. At June 30, 1998 and December 31, 1997 capital aggregated $85,473. Transactions in common shares were as follows:

                                       SIX MONTHS        YEAR ENDED
                                            ENDED      DECEMBER 31,
                                    JUNE 30, 1998              1997
                                ------------------ -----------------
Beginning Shares                           10,000         4,284,714
                                ------------------ -----------------
Shares Sold                                   -0-               -0-
Shares Issued Through
  Dividend Reinvestment                       -0-               -0-
Shares Redeemed                               -0-       (4,274,714)
                                ------------------ -----------------
Net Increase/Decrease in
  Shares Outstanding                          -0-       (4,274,714)
                                ------------------ -----------------
Ending Shares                              10,000           10,000
                                ================== =================


4.  INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $0 and $0 respectively.

                       VAN KAMPEN FOREIGN SECURITIES FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
RICHARD M. DEMARTINI*
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
JACK E. NELSON
DON G. POWELL*
PHILLIP B. ROONEY
FERNANDO SISTO
WAYNE W. WHALEN* - Chairman

OFFICERS

DENNIS J. MCDONNELL*
    President

RONALD A. NYBERG*
    Vice President and Secretary

EDWARD C. WOOD, III*
    Vice President and Chief Financial Officer

CURTIS W. MORELL*
    Vice President and Chief Accounting Officer

JOHN L. SULLIVAN*
    Treasurer

TANYA M. LODEN*
    Controller

PETER W. HEGEL*
PAUL R. WOLKENBERG*
     Vice Presidents

 INVESTMENT ADVISER

 VAN KAMPEN INVESTMENT ADVISORY CORP.
 One Parkview Plaza
 Oakbrook Terrace, Illinois 60181

 DISTRIBUTOR

 VAN KAMPEN FUNDS INC.
 One Parkview Plaza
 Oakbrook Terrace, Illinois 60181

 SHAREHOLDER SERVICING AGENT

 VAN KAMPEN INVESTOR SERVICES INC.
 P.O. Box 418256
 Kansas City, Missouri 64141-9256

 CUSTODIAN

 STATE STREET BANK AND TRUST COMPANY
 225 Franklin Street
 P.O. Box 1713
 Boston, Massachusetts 02105

 LEGAL COUNSEL

 SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
 333 West Wacker Drive
 Chicago, Illinois 60606

 INDEPENDENT ACCOUNTANTS

 KPMG PEAT MARWICK LLP
 Peat Marwick Plaza
 303 East Wacker Drive
 Chicago, Illinois 60601



*  "Interested" persons of the Fund, as defined in the Investment
   Company Act of 1940.

    Van Kampen Funds Inc., 1998   All Rights Reserved.

SM denotes a service mark of Van Kampen Funds Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data. After December 31, 1998, the report, if used with prospective investors, must be accompanied by a quarterly performance update.